Note 10 - Income Taxes (Details Textual) - USD ($)	3 Months Ended
	Sep. 30, 2014	Sep. 30, 2015
Domestic Tax Authority [Member]
Operating Loss Carryforwards		$ 32,000,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards		5,900,000
Gilman [Member]
Operating Loss Carryforwards		$ 6,200,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ (1,809,000)
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ (11,925,000)